Liability under insurance contracts and reinsurance contracts - Summary of insurance income and service expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	₩ 3,364,322	₩ 3,116,553	₩ 2,899,599
Insurance service expense subtotal	2,321,814	2,131,560	1,748,779
Reinsurance revenue	202,299	73,578	44,985
Reinsurance expenses	189,080	75,405	82,190
Income (expenses) from reinsurance contracts held, other than finance income (expenses)	1,055,727	983,166	1,113,615
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and other expected insurance service expenses	1,759,178	1,655,435	1,573,969
Change in risk adjustment	185,968	130,423	116,545
Amortization of contractual service margin	913,213	923,714	914,643
Recoveries of insurance acquisition cash flows	422,286	360,411	262,280
Other	(18,265)	(17,984)	(7,479)
Insurance revenue	3,262,380	3,051,999	2,859,958
Incurred claims and other incurred insurance service expenses	1,829,232	1,646,968	1,513,580
Changes in liabilities for incurred claims	(26,729)	28,182	11,468
Losses on onerous contracts and reversals	4,135	67,934	(35,360)
Amortization of insurance acquisition cash flows	422,286	360,411	262,280
Other	(27,485)	(48,330)	(37,596)
Insurance expenses	2,201,439	2,055,165	1,714,372
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	101,942	64,554	39,641
Insurance expenses	120,375	76,395	34,407
Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Incurred reinsurance claims	185,015	89,856	72,651
Changes in liabilities for incurred claims	(34,225)	(29,334)	(32,100)
Other	14,184	(7,381)	(116)
Reinsurance revenue	164,974	53,141	40,435
Expected reinsurance amount	76,710	53,008	48,861
Change in risk adjustment	6,729	3,927	3,853
Amortization of contractual service margin	32,682	(191)	15,389
Other	34,317	609	3,983
Reinsurance expenses	150,438	57,353	72,086
Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue	37,325	20,437	4,550
Reinsurance expenses	38,642	18,052	10,104
Retroactive modification method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	1,276,352	1,418,878	1,513,551
Insurance service expense subtotal	869,168	997,340	876,050
Reinsurance revenue	9,420	20,615	4,578
Reinsurance expenses	17,796	18,052	5,375
Income (expenses) from reinsurance contracts held, other than finance income (expenses)	398,808	424,101	636,704
Retroactive modification method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and other expected insurance service expenses	757,062	769,737	776,917
Change in risk adjustment	57,884	48,040	55,712
Amortization of contractual service margin	357,104	433,780	536,399
Recoveries of insurance acquisition cash flows	92,192	116,454	133,781
Other	(11,306)	(13,242)	(18,762)
Insurance revenue	1,252,936	1,354,769	1,484,047
Incurred claims and other incurred insurance service expenses	761,109	775,573	794,824
Changes in liabilities for incurred claims	(5,912)	(2,310)	(5,104)
Losses on onerous contracts and reversals	(21,666)	42,867	(74,960)
Amortization of insurance acquisition cash flows	92,191	116,636	133,868
Other	(9,665)	(10,455)	(10,235)
Insurance expenses	816,057	922,311	838,393
Retroactive modification method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	23,416	64,109	29,504
Insurance expenses	53,111	75,029	37,657
Retroactive modification method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Incurred reinsurance claims	0	67	27
Changes in liabilities for incurred claims	0	58	2
Other	0	53	(1)
Reinsurance revenue	0	178	28
Expected reinsurance amount	0	0	0
Change in risk adjustment	0	0	0
Amortization of contractual service margin	0	0	0
Other	0	0	0
Reinsurance expenses	0	0	0
Retroactive modification method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue	9,420	20,437	4,550
Reinsurance expenses	17,796	18,052	5,375
Fair value method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	955,369	968,200	958,369
Insurance service expense subtotal	550,789	684,197	669,136
Reinsurance revenue	75,439	30,023	35,078
Reinsurance expenses	68,563	28,839	52,637
Income (expenses) from reinsurance contracts held, other than finance income (expenses)	411,456	285,187	271,674
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and other expected insurance service expenses	659,233	685,765	706,136
Change in risk adjustment	41,931	35,437	36,036
Amortization of contractual service margin	253,829	246,990	215,795
Recoveries of insurance acquisition cash flows	312	379	337
Other	64	(371)	65
Insurance revenue	955,369	968,200	958,369
Incurred claims and other incurred insurance service expenses	643,747	652,193	644,118
Changes in liabilities for incurred claims	(24,832)	26,060	14,944
Losses on onerous contracts and reversals	(70,108)	4,682	8,286
Amortization of insurance acquisition cash flows	312	379	337
Other	1,670	883	1,451
Insurance expenses	550,789	684,197	669,136
Fair value method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0	0	0
Insurance expenses	0	0	0
Fair value method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Incurred reinsurance claims	108,510	68,816	67,051
Changes in liabilities for incurred claims	(32,864)	(27,421)	(29,952)
Other	(207)	(11,372)	(2,021)
Reinsurance revenue	75,439	30,023	35,078
Expected reinsurance amount	37,115	39,319	41,537
Change in risk adjustment	3,552	2,861	3,227
Amortization of contractual service margin	10,697	(11,035)	8,120
Other	17,199	(2,306)	(247)
Reinsurance expenses	68,563	28,839	52,637
Fair value method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue	0	0	0
Reinsurance expenses	0	0	0
Other [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	1,132,601	729,475	427,679
Insurance service expense subtotal	901,857	450,023	203,593
Reinsurance revenue	117,440	22,940	5,329
Reinsurance expenses	102,721	28,514	24,178
Income (expenses) from reinsurance contracts held, other than finance income (expenses)	245,463	273,878	205,237
Other [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and other expected insurance service expenses	342,883	199,933	90,916
Change in risk adjustment	86,153	46,946	24,797
Amortization of contractual service margin	302,280	242,944	162,449
Recoveries of insurance acquisition cash flows	329,782	243,578	128,162
Other	(7,023)	(4,371)	11,218
Insurance revenue	1,054,075	729,030	417,542
Incurred claims and other incurred insurance service expenses	424,376	219,202	74,638
Changes in liabilities for incurred claims	4,015	4,432	1,628
Losses on onerous contracts and reversals	95,909	20,385	31,314
Amortization of insurance acquisition cash flows	329,783	243,396	128,075
Other	(19,490)	(38,758)	(28,812)
Insurance expenses	834,593	448,657	206,843
Other [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	78,526	445	10,137
Insurance expenses	67,264	1,366	(3,250)
Other [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Incurred reinsurance claims	76,505	20,973	5,573
Changes in liabilities for incurred claims	(1,361)	(1,971)	(2,150)
Other	14,391	3,938	1,906
Reinsurance revenue	89,535	22,940	5,329
Expected reinsurance amount	39,595	13,689	7,324
Change in risk adjustment	3,177	1,066	626
Amortization of contractual service margin	21,985	10,844	7,269
Other	17,118	2,915	4,230
Reinsurance expenses	81,875	28,514	19,449
Other [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue	27,905	0	0
Reinsurance expenses	₩ 20,846	₩ 0	₩ 4,729